Provisions - Additional Information (Details) € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of other provisions [table]
Additional provisions, other provisions	€ 432
Provisions for disputes
Disclosure of other provisions [table]
Additional provisions, other provisions	€ 390